TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2024
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES

4.    TRADE AND OTHER RECEIVABLES

The following table presents GFL’s trade and other receivables for the periods indicated:

	December 31, 2024	December 31, 2023
Trade	$1,094.5	$1,019.1
Unbilled revenue	84.9	71.8
Other	27.6	18.9
Expected credit losses	(31.9)	(29.8)
	$1,175.1	$1,080.0

Trade receivables disclosed above include amounts that are past due at the end of the reporting period for which GFL has not recognized an expected credit loss as there has not been a significant change in credit quality and the amounts are still considered recoverable.